Endorsement / Spokesperson / Consulting Agreements (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marketing and Advertising Expense [Abstract]
Endorsement / Spokesperson / Consulting, expense	$ 232,248	$ 71,426
Future marketing contractual commitments	$ 110,333